Investments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Strategic Investments:
Investments accounted for under the equity method	$ 59,700,000	$ 60,200,000
Investment, held at cost	1,700,000	0
Common stock of private companies representing less than 20% equity ownership held at adjusted cost	0	300,000
Total Strategic Investments	61,500,000	60,400,000
Deferred compensation investments	20,400,000	17,300,000
Investment in Deephaven Funds	1,300,000	3,600,000
Total Investments	$ 83,231,000	$ 81,331,000